Schedule of related party balances (Details) (Parenthetical)	6 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 SGD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 SGD ($)	Feb. 25, 2022 USD ($)	Feb. 25, 2022 SGD ($)	May 01, 2019 SGD ($)
Related Party Transaction [Line Items]
Working capital	$ (4,344,075)	$ (5,874,495)
Renovation project					$ 2,699,381	$ 3,618,250
Related party transaction, amounts of transaction			$ 1,492,733	$ 2,075,347
Performance obligations			739,755	1,028,481
Recognized revenue	$ 377,904	$ 511,040	752,978	1,046,866
Vienna Management Ltd [Member]
Related Party Transaction [Line Items]
Working capital			$ 1,708,478	$ 2,290,044
Revolving Credit Facility [Member]
Related Party Transaction [Line Items]
Revolving loan							$ 2,000,000.0